Equity - Purchase of own shares - Additional Information (Detail) - GBP (£)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Sep. 20, 2017
Disclosure of reserves within equity [line items]
Number of shares authorised to be repurchased				251,773,000
Par value of shares authorised to be repurchased				£ 0.28935
Repurchase of shares percentage of market value per share to be paid upon purchase				105.00%
Own shares [member] | Share plans [member]
Disclosure of reserves within equity [line items]
Consideration paid for purchase of own shares	£ 66,000,000	£ 101,000,000	£ 42,000,000
Number of own shares purchased	2,000,000	5,000,000	2,000,000
Own shares [member] | Share buy- back program [member]
Disclosure of reserves within equity [line items]
Consideration paid for purchase of own shares	£ 1,507,000,000
Number of own shares purchased	59,000,000
Diageo Plc [member]
Disclosure of reserves within equity [line items]
Number of own shares purchased	2,500,000	5,000,000	2,000,000
Nominal value of own shares purchased	£ 1,000,000	£ 1,000,000	£ 1,000,000
Purchase of own shares percentage of issued ordinary share capital	0.10%	0.20%	0.10%
Diageo Plc [member] | Share buy- back program [member]
Disclosure of reserves within equity [line items]
Purchase of own shares percentage of issued ordinary share capital	2.10%
Consideration paid for purchase of own shares	£ 1,507,000,000
Number of own shares purchased	58,900,000
Transaction cost	£ 9,000,000
Average price per share of ordinary shares issued ordinary share capital	£ 25.43